Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	£ 1,682	£ 1,541
Gross assets charged as security for liabilities	27,927	24,984
Notes issued under securitisation and covered bond programmes retained internally	17,769	16,102
Purchase and resale agreements
Disclosure Of Assets Pledged As Security [Line Items]
Collateral accepted as security for assets	12,982	8,628
Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued under securitisation and covered bond programmes retained internally	2,928	1,725
Securitisations and covered bonds | Third party bilateral secured funding transactions
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,500	500
Securities lending
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	23,644	34,861
Collateral accepted as security for assets	2,010	1,513
Derivatives | Cash
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	1,726	1,506
Collateral accepted as security for assets	860	1,741
Fellow subsidiaries | Sale and repurchase agreements
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	13,291	11,553
Fellow subsidiaries | Loans and advances to customers securitisations and covered bonds
Disclosure Of Assets Pledged As Security [Line Items]
Notes issued as collateral	909	900
Santander UK Plc | Securitisations and covered bonds | Internally retained
Disclosure Of Assets Pledged As Security [Line Items]
Internally retained securitisation and covered bond issuances available for creating collateral	£ 839	£ 829